Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Trade accounts receivable, gross	$ 409,198	$ 410,403
Reserves for sales deductions:
Chargebacks	(119,090)	(104,552)
Other sales deductions	(53,058)	(50,844)
Customer rebates	(22,498)	(17,012)
Allowance for doubtful accounts	(1,013)	(2,774)
Trade accounts receivable, net	$ 213,539	$ 235,221